Expense Example {- Franklin Florida Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-21 - Franklin Florida Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 459
3 years	636
5 years	829
10 years	1,385
Class A1
Expense Example:
1 year	444
3 years	590
5 years	750
10 years	1,213
Class C
Expense Example:
1 year	227
3 years	397
5 years	686
10 years	1,511
Class R6
Expense Example:
1 year	57
3 years	184
5 years	322
10 years	724
Advisor Class
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750